As filed with the Securities and Exchange Commission on October 28, 2014
Registration Nos. 333-62270 and 811-10399

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
------------------------
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.  _____
Post-Effective Amendment No. 85                 [X]
and/or

REGISTRATION STATEMENT
Under the Investment Company Act Of 1940

Amendment No. 87                                       [X]

HENDERSON GLOBAL FUNDS
(Exact Name of Registrant as Specified in Charter)

737 NORTH MICHIGAN AVENUE, SUITE 1700
CHICAGO, ILLINOIS 60611
(Address of Principal Executive Offices, including Zip Code)

Registrant's Telephone Number, Including Area Code:  (312) 397-1122

(Name and Address of Agent for Service)	Copy to:
CHRISTOPHER K. YARBROUGH 737 NORTH MICHIGAN AVENUE, SUITE 1700 CHICAGO, ILLINOIS 60611	CATHY G. O’KELLY VEDDER PRICE P.C. 222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601

It is proposed that this filing will become effective:  (check appropriate box)
_____   immediately upon filing pursuant to paragraph (b); or
__x__  on November 27, 2014 pursuant to paragraph (b); or
_____  60 days after filing pursuant to paragraph (a)(1); or
_____  on _______ pursuant to paragraph (a)(1); or
_____  75 days after filing pursuant to paragraph (a)(2); or
_____  on ________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
       x   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 85 to the Registration Statement on Form N-1A for Henderson Global Funds (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of the Henderson International Long/Short Equity Fund filed as part of Post-Effective Amendment No. 80 (“PEA No. 80”), which was filed with the Commission via EDGAR Accession No. 0000891804-14-000648 on July 11, 2014, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 80 by means of this filing, Parts A, B and C of PEA No. 80 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Henderson International Long/Short Equity Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 80.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of PEA No. 80.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 80.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 85 to the Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 85 and Amendment No. 87 under the Investment Company Act of 1940, as amended to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of October, 2014.

HENDERSON GLOBAL FUNDS

By:        /s/ James G. O’Brien
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signatures                                                                          Title                                                          Date

By:       /s/ Roland C. Baker*                                                  Trustee                                                      October 28, 2014
Roland C. Baker

By:       /s/ Faris F. Chesley*                                                  Trustee                                                      October 28, 2014
Faris F. Chesley

By:       /s/ C. Gary Gerst*                                                      Trustee                                                      October 28, 2014
C. Gary Gerst

By:       /s/ James W. Atkinson*                                              Trustee                                                      October 28, 2014
James W. Atkinson

By:       /s/ Richard W. Durkes*                                              Trustee                                                      October 28, 2014
Richard W. Durkes

By:       /s/ Baraba L. Lamb*                                                   Trustee                                                      October 28, 2014
Baraba L. Lamb

By:       /s/ J. Marshall Peck*                                                  Trustee                                                      October 28, 2014
J. Marshall Peck

By:       /s/ James G. O’Brien                                                  Trustee and President                            October 28, 2014
James G. O’Brien                                                       (principal executive officer)

By:       /s/ Charles Thompson II                     Trustee and Vice President                     October 28, 2014
Charles Thompson II

By:       /s/ Troy Statczar                                                         Treasurer                                                  October 28, 2014
Troy Statczar                                                              (principal financial officer/
                     principal accounting officer)

*By:       /s/ James G. O’Brien
James G. O’Brien

* Pursuant to powers of attorney previously filed.